Shareholders’ equity	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Shareholders’ equity

30	Shareholders’ equity

Accounting policy

Common shares are classified in shareholders’ equity. Each time a share premium is paid to the Company for an issued share, the respective share premium is allocated to the share premium account. Each time the repayment of a share premium is decided, such repayment shall be done pro-rata to the existing shareholders.

The distribution of dividends to the Company’s shareholders is recognized as a liability in the Company’s consolidated financial statements in the period in which the dividends are approved by the Company’s shareholders.

Shares repurchased under buyback programs that are not cancelled, are reported as treasury shares and are deducted from shareholders’ equity. These shares are also deducted in the earnings per share calculation.

(a)	Capital

As of December 31, 2024, the outstanding capital of USD 132,438 (2023: USD 132,438) is comprised of 132,438 thousand subscribed and issued common shares (2023: 132,438 thousand), with par value of USD 1.00 per share. In addition to the subscribed and issued common shares, NEXA also has an authorized, but unissued and unsubscribed share capital set at USD 231,925.

(b)     Treasury shares

On June 4, 2020, at NEXA’s Extraordinary General Meeting (“EGM”), the Company’s shareholders approved the cancellation of the 881,902 shares held in treasury, purchased based on a share buyback program in prior years. For this reason, after the cancellation that occurred on June 4, 2020, VSA holds 64.68% of NEXA’s equity.

(c)	Share premium

The share premium, if any, may be distributed to the shareholders in accordance with Luxembourg Commercial Companies Act by a resolution of the Board of Directors.

(d)	Additional paid-in capital

Additional paid in capital arises from transactions recognized in equity that do not qualify as capital or share premium in accordance with Luxembourg Commercial Companies Act and, therefore, cannot be distributed to the shareholders of the Company.

(e)      Accumulated other comprehensive income

The changes in the accumulated other comprehensive income are as follows:

	Cumulative translation adjustment	Hedge accounting	Changes in fair value of financial instruments	Total
At January 01, 2022	(337,340)	1,593	(10,948)	(346,695)
Translation adjustment on foreign subsidiaries	64,460	-	-	64,460
Cash flow hedge accounting, net of income tax	-	(331)	-	(331)
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	343	343
Changes in fair value of investments in equity instruments	-	-	(3,608)	(3,608)
At December 31, 2022	(272,880)	1,262	(14,213)	(285,831)
Translation adjustment on foreign subsidiaries	81,413	-	-	81,413
Cash flow hedge accounting, net of income tax	-	(537)	-	(537)
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(385)	(385)
Changes in fair value of investments in equity instruments	-	-	(1,466)	(1,466)
At December 31, 2023	(191,467)	725	(16,064)	(206,806)
Translation adjustment on foreign subsidiaries	(184,446)	-	-	(184,446)
Cash flow hedge accounting, net of income tax	-	109	-	109
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(1,037)	(1,037)
Changes in fair value of investments in equity instruments	-	-	(1,256)	(1,256)
At December 31, 2024	(375,913)	834	(18,357)	(393,436)
Attributable to NEXA's shareholders				(335,565)
Attributable to non-controlling interests				(57,871)

(f)	Earnings per share

Basic earnings per share are computed by dividing the net income attributable to NEXA’s shareholders by the average number of outstanding shares for the year. Diluted earnings per share is computed in a similar way, but with the adjustment in the denominator when assuming the conversion of all shares that may be dilutive. The Company does not have any potentially dilutive shares and consequently the basic and diluted earnings per share are the same.

	2024	2023	2022
Net (loss) income for the year attributable to NEXA's shareholders	(205,030)	(291,968)	49,695
Weighted average number of outstanding shares – in thousands	132,439	132,439	132,439
Earnings (losses) per share - USD	(1.55)	(2.20)	0.38
(g)	Dividend distribution

On April 30, 2024, Pollarix's shareholders approved an additional dividend distribution to its shareholders for the 2023 fiscal year. Nexa BR will receive USD 3,018 (BRL 15,741 thousands) for its common shares, while the non-controlling interest, which holds preferred shares, will receive USD 11,654 (BRL 60,778 thousands). Pollarix has made a first payment on June 24, 2024, in the amount of USD 4,327 (BRL 22,567 thousands) and a second payment on September 27, 2024, in the amount of USD 6,891 (BRL 38,212 thousands). Both payments were made in cash to the non-controlling interest.

On December 16, 2024, Pollarix’s Board of Directors approved an early distribution of dividends to its shareholders for the 2024 fiscal year. Nexa BR will be entitled to receive USD 1,239 (BRL 7,239 thousands) for common shares and the non-controlling interest will be entitled to receive USD 4,784 (BRL 27,951 thousands) for preferred shares. On December 17, 2024, Pollarix made a partial cash payment of these dividends to non-controlling interest, in the amount of USD 3,398 (BRL 19,857 thousands).

On April 22, 2024, Enercan’s Board of Directors approved an additional dividend distribution to its shareholders related to the 2023 fiscal year, entitling the Company’s subsidiary Pollarix S.A. (“Pollarix”) to receive USD 23,319 (BRL 120,072 thousands). Pollarix received a first payment on May 24, 2024, in the amount of USD 9,683 (BRL 50,497 thousands), a second payment on August 22, 2024, in the amount of USD 6,475 (BRL 35,909 thousands), and a third payment on December 5, 2024, in the amount of USD 5,762 (BRL 33,665 thousands). All payments were made in cash from the outstanding amount of the dividend distribution.

On December 23, 2024, Enercan’s Board of Directors approved an early distribution of dividends to its shareholders for the 2024 fiscal year, entitling the Company’s subsidiary Pollarix S.A. (“Pollarix”) to receive USD 3,265 (BRL 19,077 thousands). On December 23, 2024, Pollarix received the payment in the amount of USD 3,265 (BRL 19,077 thousands).

Additionally, on March 27, 2024, Nexa Resources Peru S.A.A approved the distribution and payment of dividends in the amount of USD 5,549, related to the 2023 profits, Nexa CJM was entitled to receive USD 4,636 for its shares, while the non-controlling interest, and amount of USD 913. On July 12, 2024 Nexa Peru made a cash payment of these dividends to non-controlling interest, in the amount of USD 913.

(h)	Non-controlling interests

Summarized balance sheet	NEXA PERU		Pollarix S.A.
	2024	2023	2024	2023
Current assets	840,727	581,466	21,597	12,283
Current liabilities	381,329	292,067	8,169	11,734
Current net assets	459,398	289,399	13,428	549

Non-current assets	1,176,393	1,361,412	53,843	73,312
Non-current liabilities	422,555	385,208	11,099	9,421
Non-current net assets	753,838	976,204	42,744	63,891

Net assets	1,213,236	1,265,603	56,172	64,440

Accumulated non-controlling interests	205,102	207,966	42,569	46,747

Summarized income statement	NEXA PERU		Pollarix S.A.
	2024	2023	2024	2023
Net revenues	881,122	735,337	27,919	11,740
Net (loss) gain for the year	(41,999)	12,491	28,959	13,700
Other comprehensive (loss) income	-	-	(14,886)	5,606
Total comprehensive income for the year	(41,999)	12,491	14,073	19,306

Comprehensive (loss) income attributable to non-controlling interests	(5,229)	(9,206)	15,026	14,261
Dividends paid to non-controlling interests	5,938	124	14,616	23,589

Summarized statement of cash flows	NEXA PERU		Pollarix S.A.
	2024	2023	2024	2023
Net cash provided by (used in) operating activities	253,005	206,163	(11,615)	(5,189)
Net cash used in investing activities	(108,517)	(226,991)	2,130	36,993
Net cash (used in) provided by financing activities	(23,800)	(3,604)	13,783	(32,185)
(Decrease) increase in cash and cash equivalents	120,688	(26,145)	4,298	(381)

On November 18, 2024, Nexa Atacocha’s General Shareholders Meeting approved a capital increase of up to USD 37,000 to finance the development of the Cerro Pasco Integration Project with the issuance of up to 2,182,866 thousands shares (1,203,513 class A and 979,353 class B thousands shares).

On November 29, 2024, Nexa El Porvenir acquired a total of 35,917 thousand class A common shares of Nexa Atacocha (representing a 3.80% stake) at a purchase price of USD 0.0239 and USD 0.0084 respectively. The carrying value at the acquisition date was USD 12,629. As a result, the Company de-recognized the non-controlling interest, recording a decrease in equity attributable to owners of the controlling interest of USD 1,871.

In December 2024, Nexa El Porvenir paid USD 31,174 for the acquisition of Atacocha’s 1,537,189 thousand shares (1,178,166 thousand class A common shares and 359,023 thousand class B common shares) representing 16.23% stake, at a purchase price of USD 0.0239 and USD 0.0084 respectively. As a result, the Company de-recognized the non-controlling interest, recording a decrease in equity attributable to owners of the controlling interest of USD 2,765.

Consequently, as of December 31, 2024, the Company acquired a total of 1,573,107 thousand shares (representing a 20.03% stake) and recorded a total decrease in equity attributable to owners of the controlling interest for a total amount of USD 4,635 in the year 2024.